UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	Chief Executive Officer
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 August 4, 2008

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	88

Form13F Information Table Value Total:	241847

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5665    81408 SH       SOLE                    67148             14410
AT&T Corp.                     COM              00206R102     4284   127164 SH       SOLE                   108534             19230
Allstate Corp.                 COM              020002101     1256    27545 SH       SOLE                    25845              1745
American Express Co.           COM              025816109     3787   100542 SH       SOLE                    89467             11175
Ameriprise Financial Inc.      COM              03076c106      408    10020 SH       SOLE                     8755              1265
Amgen Corp.                    COM              031162100     2902    61529 SH       SOLE                    50179             11450
Anadarko Petroleum Corporation COM              032511107      470     6276 SH       SOLE                     6276
Apache Corp Com                COM              037411105      209     1505 SH       SOLE                     1465                40
Avon Products                  COM              054303102      359     9970 SH       SOLE                     8045              1925
BLDRS Emerging Market 50 Index COM              09348r300     1811    35405 SH       SOLE                    31455              4150
BP PLC Spons ADR               COM              055622104     4885    70215 SH       SOLE                    66491              3724
Bank of America Corp.          COM              060505104     3145   131745 SH       SOLE                   110703             21847
Bard (C.R.), Inc.              COM              067383109     2392    27200 SH       SOLE                    26700               500
Baxter International Inc.      COM              071813109      260     4065 SH       SOLE                     4065
Berkshire Hathaway Class B     COM              084670207     5119     1276 SH       SOLE                     1102               178
Best Buy Co., Inc.             COM              086516101     1823    46030 SH       SOLE                    40300              6105
CVS/Caremark Corporation       COM              126650100     4329   109389 SH       SOLE                   100180              9584
Caterpillar Inc.               COM              149123101     3262    44185 SH       SOLE                    41805              2730
Chevron Corp.                  COM              166764100     6707    67662 SH       SOLE                    54322             13340
Cisco Systems, Inc.            COM              17275r102     4025   173035 SH       SOLE                   161205             13255
Citigroup Inc.                 COM              172967101      206    12280 SH       SOLE                     7947              4333
Coca Cola Co.                  COM              191216100     2918    56131 SH       SOLE                    52429              3702
Colgate - Palmolive            COM              194162103     1132    16375 SH       SOLE                    15555              1220
ConocoPhillips                 COM              20825c104     9931   105214 SH       SOLE                    85752             20212
Costco Wholesale Corp.         COM              22160k105     5772    82288 SH       SOLE                    66013             16480
Danaher Corporation            COM              235851102     2753    35618 SH       SOLE                    29653              6115
Devon Energy Corporation       COM              25179m103     3690    30705 SH       SOLE                    27675              3030
Diageo PLC ADR                 COM              25243Q205     4191    56735 SH       SOLE                    49360              7625
Discover Financial Services    COM              254709108      171    12997 SH       SOLE                    11972              1025
Disney (Walt) Co.              COM              254687106     5341   171174 SH       SOLE                   158574             13750
Dow Jones Dividend ETF (DVY)   COM              464287168      239     4850 SH       SOLE                     4350               850
Dresser-Rand Group             COM              261608103     1229    31430 SH       SOLE                    26245              5185
DuPont                         COM              263534109     4263    99385 SH       SOLE                    94160              5860
Emerson Electric Co.           COM              291011104     2478    50108 SH       SOLE                    43408              7000
Exxon Mobil Corp.              COM              30231G102     7701    87383 SH       SOLE                    82876              4607
Fiserv Incorporated            COM              337738108     3898    85917 SH       SOLE                    72907             13835
General Electric Co.           COM              369604103     7109   266369 SH       SOLE                   230973             36646
Goldman Sachs Group            COM              38141g104     3228    18457 SH       SOLE                    16432              2125
Goodrich Corporation           COM              382388106     2875    60575 SH       SOLE                    49075             11600
Helmerich & Payne              COM              423452101     3835    53250 SH       SOLE                    42950             10995
Hewlett Packard Co             COM              428236103     5778   130703 SH       SOLE                   111078             19825
Home Depot Inc.                COM              437076102     2431   103808 SH       SOLE                    80183             23625
Honeywell Intl Inc.            COM              438516106     2043    40632 SH       SOLE                    39357              1525
Infosys Technologies           COM              456788108     4437   102100 SH       SOLE                    88550             14225
Int'l Business Machines Corp.  COM              459200101     3128    26388 SH       SOLE                    25358              1205
Intel Corp.                    COM              458140100     1565    72881 SH       SOLE                    60181             12700
JP Morgan Chase & Co           COM              46625H100      572    16686 SH       SOLE                    16622                64
Johnson & Johnson              COM              478160104     9667   150246 SH       SOLE                   134471             16796
Lincoln National Corporation   COM              534187109      606    13373 SH       SOLE                    11514              2038
Lowe's Cos.                    COM              548661107      454    21883 SH       SOLE                    21883               350
MGM Mirage                     COM              552953101      992    29280 SH       SOLE                    27305              2075
Medco Health Solutions         COM              58405u102     8043   170402 SH       SOLE                   147758             22754
Medtronic, Inc.                COM              585055106     3361    64952 SH       SOLE                    53547             11705
Merck & Co. Inc.               COM              589331107     1029    27307 SH       SOLE                    22007              5300
Microsoft Corp.                COM              594918104     2701    98178 SH       SOLE                    87518             10660
Morgan Stanley                 COM              617446448     2956    81962 SH       SOLE                    77708              4454
Murphy Oil Corp.               COM              626717102     5940    60585 SH       SOLE                    45610             14975
Novo-Nordisk ADR               COM              670100205     2125    32200 SH       SOLE                    23830              8370
Oracle Corporation             COM              68389X105      203     9675 SH       SOLE                     9675
Pepsico Inc.                   COM              713448108     1439    22623 SH       SOLE                    18323              4400
Pfizer, Inc.                   COM              717081103     2212   126618 SH       SOLE                   114248             12920
Phillip Morris Int'l           COM              718172109      404     8175 SH       SOLE                     2119              6056
Procter & Gamble               COM              742718109     6768   111295 SH       SOLE                   100835             11110
Regions Financial Corp. New    COM              7591EP100      143    13096 SH       SOLE                    10148              2948
Schering-Plough                COM              806605101      356    18083 SH       SOLE                    14083              4000
Schlumberger Ltd.              COM              806857108     5334    49655 SH       SOLE                    47275              2425
Scotts Miracle-Gro Co.         COM              810186106     1371    78025 SH       SOLE                    66940             11335
Standard & Poor's Dep. Rcpts.  COM              78462f103      219     1710 SH       SOLE                     1710
Stryker Corp.                  COM              863667101     3809    60570 SH       SOLE                    54720              5850
SunTrust Banks Inc.            COM              867914103      611    16865 SH       SOLE                    12665              4200
TJX Companies Inc              COM              872540109     6261   198959 SH       SOLE                   164984             34025
Tim Hortons Inc                COM              88706M103     1639    57128 SH       SOLE                    45756             11372
Time Warner Inc.               COM              887317105      425    28690 SH       SOLE                    25640              3340
U. S. Bancorp                  COM              902973304     2996   107405 SH       SOLE                   104630              3100
Union Pacific Corp.            COM              907818108      649     8600 SH       SOLE                     7730               870
United Parcel Service Cl B     COM              911312106     4129    67178 SH       SOLE                    54503             12875
United Technologies Corp.      COM              913017109     5050    81841 SH       SOLE                    75266              7350
Varian Medical Systems         COM              92220P105     1604    30935 SH       SOLE                    29285              1775
Verizon Communications         COM              92343v104      320     9039 SH       SOLE                     7706              1333
Wachovia Corporation           COM              929903102      783    50401 SH       SOLE                    38767             11634
Wal-Mart Stores                COM              931142103     1094    19474 SH       SOLE                    17824              1950
Walgreen Co.                   COM              931422109     1177    36200 SH       SOLE                    29875              6325
WellPoint Inc.                 COM              94973v107     2298    48215 SH       SOLE                    45680              3310
Wells Fargo & Co.              COM              949746101     1182    49788 SH       SOLE                    47461              2327
Wyeth                          COM              983024100      555    11581 SH       SOLE                    10081              1500
iShares Trust MSCI EAFE Index  COM              464287465      716    10425 SH       SOLE                    10350               855
Fidelity Cap Tr (FDSSX)                         316066307      205 7870.306 SH       SOLE                 7870.306
UTS Uncommon Values Tr #2007                    904310257        9 11264.000SH       SOLE                11264.000